Earning Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Shares excluded from the calculation of diluted EPS options and RSUs since their effect is anti-dilutive	27,350	5,200	46,033